SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of carrying amounts of the assets, liabilities, the results of operations and cash flows of the VIE and its subsidiaries

The carrying amounts of the assets, liabilities, the results of operations and cash flows of the VIE and its subsidiaries included in the Group’s consolidated financial statements after the elimination of intercompany balances and transactions among the VIE and its subsidiaries, and other entities within the Group are as follows:

	September 30,	September 30,
	2020	2019
ASSETS
Current assets:
Cash and cash equivalents	$5,493,215	$4,594,440
Accounts receivable, net	660,398	603,760
Bank acceptance receivable	11,460,512	5,476,707
Inventories, net	11,994,471	12,522,884
Advances to suppliers, net	465,755	958,005
Other current assets	535,981	813,932
Total current assets	30,610,332	24,969,728
Property and equipment, net	7,395,965	7,665,322
Intangible assets, net	1,881,722	1,834,130
Long-term investment	540,517	539,680
Long term security deposits	179,325	—
Right of use assets-lease	134,511	—
Deferred tax assets	361,250	259,384
Total assets	$41,103,622	$35,268,244
LIABILITIES
Current liabilities:
Bank loans	$7,349,375	$4,903,128
Accounts payable	3,958,804	3,570,148
Advance from customers	3,511,198	1,911,748
Advance from customers - related parties	33,152	2,171
Deferred government grants - current	384,802	391,142
Taxes payable	1,322,354	347,930
Operating lease liabilities, current	22,354	—
Accrued expenses and other payables	1,301,881	531,713
Total current liabilities	17,883,920	11,657,980
Operating lease liabilities, long term	124,406	—
Deferred government grants - noncurrent	722,137	972,338
Total liabilities	18,730,463	12,630,318

	For the year ended
	September 30,
	2020	2019	2018
Net revenue	$46,731,913	$46,096,684	$50,369,013
Net income	$4,936,357	$5,908,479	$5,202,609

	For the Year Ended
	September 30,
	2020	2019	2018
Net cash provided by (used in) operating activities	$4,131,468	$(580,197)	$4,438,015
Net cash used in investing activities	(5,648,762)	(666,629)	(1,386,080)
Net cash provided by financing activities	2,140,503	373,650	(3,116,213)
Effect of exchange rate on cash	275,566	(157,163)	(181,798)
Net increase (decrease) in cash and cash equivalents	$898,775	$(1,030,339)	$(246,076)

Schedule of estimated useful lives of the assets

The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Items	Useful life
Property and buildings	20–25 years
Leasehold improvement	Lesser of useful life and lease term
Machinery and equipment	5–10 years
Automobiles	3–5 years
Office and electric equipment	3–5 years

Schedule of estimated useful lives of intangible assets

Intangible assets are amortized using the straight-line method with the following estimated useful lives:

Items	Useful life

Land use rights	50 years
Software	10 years
License for drug manufacturing	10 years

Schedule of shareholders' equity for the non-controlling interest from each subsidiary that is not 100% owned

The following table summarizes the shareholders’ equity for the non-controlling interest from each subsidiary that is not 100% owned by the Company:

	As of
	September 30,	September 30,
	2020	2019
Gansu QLS	$387,420	$298,322
Chengdu QLS	2,355,853	2,448,765
Ahan	—	(2,511)
Total	$2,743,273	$2,744,576

Schedule of currency exchange rates

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	September 30, 2020	September 30, 2019	September 30, 2028

Year-end spot rate	US$1=RMB 6.8033	US$1=RMB 7.1383	US$1=RMB 6.8683

Average rate	US$1=RMB 7.0077	US$1=RMB 6.8767	US$1=RMB 6.5400